INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Earnings (Loss) From Continuing Operations
The U.S. and foreign components of earnings (loss) from continuing operations before income taxes and equity in loss of investee companies were as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
United States	$(652)	$157	$(5,862)	$(2,039)
Foreign	176	347	(315)	786
Total	$(476)	$504	$(6,177)	$(1,253)

Schedule of Components of Income Tax Provision (Benefit)
The components of the (benefit from) provision for income taxes were as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Current:
Federal	$(11)	$144	$121	$70
State and local	(5)	74	56	84
Foreign	91	104	148	135
Total current	75	322	325	289
Deferred:
Federal	$(139)	$(341)	$(538)	$(556)
State and local	21	(73)	(116)	(110)
Foreign	3	13	24	16
Total deferred	(115)	(401)	(630)	(650)
Benefit from income taxes	$(40)	$(79)	$(305)	$(361)

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate
The difference between income taxes expected at the U.S. federal statutory income tax rate of 21% and the (benefit from) provision for income taxes is summarized as follows:

	Successor		Predecessor
	Period From August 7 - December 31,		Period From January 1 - August 6,
	2025		2025
	Amount	Percent	Amount	Percent
Taxes on income at U.S. federal statutory rate	$(100)	21.0%	$106	21.0%
State and local taxes, net of federal tax benefit (a)	6	(1.3)%	(17)	(3.4)%
Effect of foreign operations:
United Kingdom
Statutory tax rate difference	6	(1.3)%	7	1.4%
UK consortium group relief	(29)	6.1%	(37)	(7.3)%
Withholding taxes	(4)	0.8%	(5)	(1.0)%
Provision to return	(13)	2.7%	—	—%
Other	2	(0.4)%	7	1.4%
Canada
Withholding taxes	28	(5.9)%	28	5.5%
Other	5	(1.0)%	1	0.2%
Netherlands
Provision to return	16	(3.4)%	—	—%
Other	—	—%	3	0.6%
Australia
Statutory tax rate difference	(3)	0.6%	(6)	(1.2)%
Changes in valuation allowances	5	(1.0)%	25	5.0%
Other	5	(1.0)%	3	0.6%
Germany
Provision to return	6	(1.3)%	1	0.2%
Other	—	—%	1	0.2%
Chile
Changes in valuation allowances	7	(1.5)%	—	—%
Other	(2)	0.4%	(1)	(0.2)%
Barbados
Statutory tax rate difference	(11)	2.3%	(16)	(3.2)%
Pillar Two	14	(2.9)%	—	—%
Italy	8	(1.7)%	5	1.0%
Other foreign jurisdictions	17	(3.6)%	21	4.2%
Effect of cross-border tax laws:
Foreign tax credits	(62)	13.0%	(51)	(10.1)%
Foreign-derived intangible income	—	—%	(48)	(9.5)%
U.S. tax on foreign entities	—	—%	8	1.6%
Subpart F income	23	(4.8)%	—	—%
Tax credits	—	—%	(4)	(0.8)%
Changes in valuation allowances	5	(1.0)%	(94)	(18.7)%
Nontaxable and nondeductible items
Compensation	25	(5.2)%	5	1.0%
Noncontrolling interests	(9)	1.9%	(93)	(18.5)%
Transaction-related items	1	(0.2)%	14	2.8%
Excess tax (benefit) deficiency from stock-based compensation	(2)	0.4%	9	1.8%
Other	4	(0.8)%	(4)	(0.8)%
Changes in reserve for uncertain tax positions	11	(2.3)%	57	11.3%
Other, net	1	(0.2)%	(4)	(0.8)%
Benefit from income taxes	$(40)	8.4%	$(79)	(15.7)%
(a) State taxes in Pennsylvania, New York, California, New Jersey, Ohio, and Oregon comprise the majority of the tax effect in this category.

	Predecessor
	Year Ended December 31,
	2024	2023
Taxes on income at U.S. federal statutory rate	$(1,297)	$(263)
State and local taxes, net of federal tax benefit	(56)	(13)
Effect of foreign operations	74	(97)
Noncontrolling interests	(7)	(6)
Goodwill impairment	819	—
Interest limitation carryforward valuation allowance	101	—
Non-deductible expenses	55	9
Reorganization of foreign operations	—	(4)
Tax deficiency from stock-based compensation	18	18
Other, net	(12)	(5)
Benefit from income taxes	$(305)	$(361)

Schedule of Components of Deferred Income Tax Assets and Liabilities
The following table summarizes the components of deferred income tax assets and liabilities.

	Successor	Predecessor
	At	At
	December 31, 2025	December 31, 2024
Deferred income tax assets:
Reserves and other accrued liabilities	$606	$354
Pension, postretirement and other employee benefits	437	460
Lease liability	348	409
Tax credit and loss carryforwards	893	538
Interest limitation carryforward	13	114
Capitalized costs	383	180
Intangible assets	—	428
Investments	406	25
Other	5	10
Total deferred income tax assets	3,091	2,518
Valuation allowance	(625)	(655)
Deferred income tax assets, net of valuation allowance	2,466	1,863
Deferred income tax liabilities:
Intangible assets	(395)	—
Lease asset	(308)	(340)
Property, equipment and other assets	(267)	(89)
Financing obligations	(285)	(66)
Other	(14)	(16)
Total deferred income tax liabilities	(1,269)	(511)
Deferred income tax assets, net	$1,197	$1,352

Schedule of Income Taxes Paid
The income taxes paid (net of refunds) were as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,
	2025	2025
Federal	$—	$196
State and local:
Hawaii	—	(49)
Other	19	9
Foreign:
Canada	14	(21)
Italy	12	5
United Kingdom	2	17
Other	23	44
Total	$70	$201
Supplemental Cash Flow Information

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Cash paid for interest	$296	$524	$833	$901

Cash paid for income taxes:
Continued operations	$70	$201	$184	$22
Discontinued operations	—	—	—	85
Total cash paid for income taxes	$70	$201	$184	$107

Schedule of Change in Reserve for Uncertain Tax Positions
The following table sets forth the change in the reserve for uncertain tax positions, excluding related accrued interest and penalties.

At 1/1/2023 (Predecessor)	$303
Additions for current year tax positions	15
Additions for prior year tax positions	20
Reductions for prior year tax positions	(46)
Cash settlements	(2)
Statute of limitations lapses	(4)
At December 31, 2023 (Predecessor)	286
Additions for current year tax positions	12
Additions for prior year tax positions	3
Reductions for prior year tax positions	(14)
Cash settlements	(3)
Statute of limitations lapses	(4)
At December 31, 2024 (Predecessor)	280
Additions for current year tax positions	6
Additions for prior year tax positions	154
Reductions for prior year tax positions	(8)
Statute of limitations lapses	(1)
At August 6, 2025 (Predecessor)	431

Additions for current year tax positions	3
Additions for prior year tax positions	2
Reductions for prior year tax positions	(3)
Cash settlements	(1)
Statute of limitations lapses	(1)
At December 31, 2025 (Successor)	$431